Basis of Presentation and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Standards Update
Cumulative effect of adoption of ASC 606	¥ (208,343)	¥ 491,257	¥ 600,058	¥ (117,555)
Accumulated deficit
Accounting Standards Update
Cumulative effect of adoption of ASC 606	¥ (2,694,033)	(1,703,302)	(705,309)	¥ (722,644)
Cumulative adjustment
Accounting Standards Update
Cumulative effect of adoption of ASC 606		(458,823)
Cumulative adjustment | Accumulated deficit
Accounting Standards Update
Cumulative effect of adoption of ASC 606		¥ (458,823)	¥ (458,823)